Business and Summary of Significant Accounting Policies [Text Block] (Tables)	12 Months Ended
Aug. 31, 2014
Accounting Policies [Abstract]
Estimated Useful Lives of Property, Plant And Equipment

The estimated useful lives used in the computation of depreciation are as follows:

Buildings and leasehold improvements	7 to 40 years
Machinery and equipment	5 to 10 years
Furniture and fixtures	5 to 10 years

Estimated Useful lives Of Intangible Assets

The estimated useful lives for each major category of intangible assets with finite useful lives are:

Registered trademarks and tradenames	3 to 25 years
Customer related intangibles	9 to 20 years
Developed technology	10 to 15 years